Schedule of value of broker and non-broker class A common share purchase warrants outstanding (Details) - Warrants [member] $ in Thousands	Jun. 30, 2026 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Ending balance	604,918
Non-broker [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Ending balance
Value of warants outstanding, beginning balance | $
Broker [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Ending balance	604,918
Value of warants outstanding, beginning balance | $	$ 598
Non broker and broker [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, Ending balance	604,918
Value of warants outstanding, beginning balance | $	$ 598